Discontinued Operations - Summary of Exceptional Items - Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	$ (1,060)	$ (650)	$ (763)
Exceptional items tax	242	(2,320)	(243)
Exceptional items net	(818)	(2,970)	(1,006)
US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items tax		(2,320)
Exceptional items net		(2,320)
Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(232)
Exceptional items tax			68
Exceptional items net			(164)
Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	(1,060)	(650)	(531)
Exceptional items tax	242	(2,320)	(311)
Exceptional items net	(818)	(2,970)	(842)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross		(2,859)
Exceptional items tax		601
Exceptional items net	$ 0	(2,258)	$ 0
Discontinued operations [member] | US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax		492
Exceptional items net		492
Discontinued operations [member] | Impairment of Onshore US assets [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross		(2,859)
Exceptional items tax		109
Exceptional items net		(2,750)
Discontinued operations [member] | Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax
Exceptional items net
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross		(2,859)
Exceptional items tax		601
Exceptional items net		$ (2,258)